Schedule III Real Estate and Accumulated Depreciation	9 Months Ended
Sep. 30, 2024
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation
SMARTSTOP SELF STORAGE REIT, INC. AND SUBSIDIARIES
SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION
December 31, 2023

				Initial Cost to Company					Gross Carrying Amount at December 31, 2023
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Morrisville	NC	$—	(4)	$531,000	$1,891,000	$2,422,000	$204,262		$531,000	$2,095,262	$2,626,262	$737,615	2004	11/3/2014
Cary	NC	—	(4)	1,064,000	3,301,000	4,365,000	246,799		1,064,000	3,547,799	4,611,799	1,193,325	1998/2005/2006	11/3/2014
Raleigh	NC	—	(4)	1,186,000	2,540,000	3,726,000	406,388		1,186,000	2,946,388	4,132,388	1,186,621	1999	11/3/2014
Myrtle Beach I	SC	8,491,387		1,482,000	4,476,000	5,958,000	594,921		1,482,000	5,070,921	6,552,921	1,803,902	1998/2005-2007	11/3/2014
Myrtle Beach II	SC	6,736,055		1,690,000	3,654,000	5,344,000	417,346		1,690,000	4,071,346	5,761,346	1,481,757	1999/2006	11/3/2014
Whittier	CA	4,410,797		2,730,000	2,916,875	5,646,875	798,587		2,730,000	3,715,462	6,445,462	1,459,349	1989	2/19/2015
La Verne	CA	3,035,690		1,950,000	2,036,875	3,986,875	347,921		1,950,000	2,384,796	4,334,796	997,415	1986	1/23/2015
Santa Ana	CA	4,980,162		4,890,000	4,006,875	8,896,875	773,196		4,890,000	4,780,071	9,670,071	1,874,392	1978	2/5/2015
Upland	CA	3,462,515		2,950,000	3,016,875	5,966,875	671,720		2,950,000	3,688,595	6,638,595	1,481,899	1979	1/29/2015
La Habra	CA	3,509,632		2,060,000	2,356,875	4,416,875	652,209		2,060,000	3,009,084	5,069,084	1,083,270	1981	2/5/2015
Monterey Park	CA	2,466,324		2,020,000	2,216,875	4,236,875	409,452		2,020,000	2,626,327	4,646,327	915,642	1987	2/5/2015
Huntington Beach	CA	6,687,464		5,460,000	4,856,875	10,316,875	584,318		5,460,000	5,441,193	10,901,193	2,022,602	1986	2/5/2015
Chico	CA	1,114,775		400,000	1,336,875	1,736,875	381,448		400,000	1,718,323	2,118,323	681,919	1984	1/23/2015
Lancaster	CA	1,612,673		200,000	1,516,875	1,716,875	544,234		200,000	2,061,109	2,261,109	892,759	1980	1/29/2015
Riverside	CA	2,229,155		370,000	2,326,875	2,696,875	748,493		370,000	3,075,368	3,445,368	1,176,983	1985	1/23/2015
Fairfield	CA	2,632,422		730,000	2,946,875	3,676,875	341,851		730,000	3,288,726	4,018,726	1,184,547	1984	1/23/2015
Lompoc	CA	2,703,494		1,000,000	2,746,875	3,746,875	390,081		1,000,000	3,136,956	4,136,956	1,098,707	1982	2/5/2015
Santa Rosa	CA	7,019,659		3,150,000	6,716,875	9,866,875	856,964		3,150,000	7,573,839	10,723,839	2,751,264	1979-1981	1/29/2015
Vallejo	CA	—	(4)	990,000	3,946,875	4,936,875	541,542		990,000	4,488,417	5,478,417	1,573,334	1981	1/29/2015
Federal Heights	CO	2,276,668		1,100,000	3,346,875	4,446,875	418,963		1,100,000	3,765,838	4,865,838	1,595,901	1983	1/29/2015
Aurora	CO	4,600,849		810,000	5,906,875	6,716,875	951,997		810,000	6,858,872	7,668,872	2,526,863	1984	2/5/2015
Littleton	CO	2,087,011		1,680,000	2,456,875	4,136,875	388,618		1,680,000	2,845,493	4,525,493	1,103,970	1985	1/23/2015
Bloomingdale	IL	2,276,668		810,000	3,856,874	4,666,874	530,883		810,000	4,387,757	5,197,757	1,572,874	1987	2/19/2015
Crestwood	IL	1,565,160		250,000	2,096,875	2,346,875	438,121		250,000	2,534,996	2,784,996	991,115	1987	1/23/2015
Forestville	MD	3,319,976		1,940,000	4,346,875	6,286,875	1,167,003		1,940,000	5,513,878	7,453,878	2,374,972	1988	1/23/2015
Warren I	MI	1,873,401		230,000	2,966,875	3,196,875	627,470		230,000	3,594,345	3,824,345	1,357,803	1996	5/8/2015
Sterling Heights	MI	2,205,597		250,000	3,286,875	3,536,875	938,423		250,000	4,225,298	4,475,298	1,518,388	1977	5/21/2015
Troy	MI	3,272,859		240,000	4,176,875	4,416,875	483,088		240,000	4,659,963	4,899,963	1,667,907	1988	5/8/2015
Warren II	MI	2,158,084		240,000	3,066,875	3,306,875	748,969		240,000	3,815,844	4,055,844	1,458,534	1987	5/8/2015
Beverly	NJ	1,327,991		400,000	1,696,875	2,096,875	397,455		400,000	2,094,330	2,494,330	732,300	1988	5/28/2015
Everett	WA	2,608,468		2,010,000	2,956,875	4,966,875	845,670		2,010,000	3,802,545	5,812,545	1,358,108	1986	2/5/2015
Foley	AL	3,960,413		1,839,000	5,717,000	7,556,000	997,763		1,839,000	6,714,763	8,553,763	2,356,794	1985/1996/2006	9/11/2015
Tampa	FL	1,565,160		718,244	2,257,471	2,975,715	651,284		718,244	2,908,755	3,626,999	995,634	1985	11/3/2015
Boynton Beach	FL	7,825,798		1,983,491	15,232,817	17,216,308	606,131		1,983,491	15,838,948	17,822,439	3,888,762	2004	1/7/2016
Lancaster II	CA	2,253,110		670,392	3,711,424	4,381,816	407,827		670,392	4,119,251	4,789,643	1,297,463	1991	1/11/2016
Milton(2)	ONT	8,493,418		1,452,870	7,929,810	9,382,680	879,821	(3)	1,523,120	8,739,381	10,262,501	2,190,939	2006	2/11/2016
Burlington I(2)	ONT	10,643,927		3,293,267	10,278,861	13,572,128	1,367,312	(3)	3,452,505	11,486,935	14,939,440	2,850,818	2011	2/11/2016
Oakville I(2)	ONT	12,841,958		2,655,215	13,072,458	15,727,673	5,409,226	(3)	2,783,601	18,353,298	21,136,899	4,071,978	2016	2/11/2016
Oakville II(2)	ONT	—	(4)	2,983,307	9,346,283	12,329,590	595,954	(3)	3,041,574	9,883,970	12,925,544	2,587,886	2004	2/29/2016
Burlington II(2)	ONT	—	(4)	2,944,035	5,125,839	8,069,874	428,292	(3)	3,001,535	5,496,631	8,498,166	1,439,217	2008	2/29/2016
Xenia	OH	—	(4)	275,493	2,664,693	2,940,186	184,631		275,493	2,849,324	3,124,817	898,678	2003	4/20/2016
Sidney	OH	—	(4)	255,246	1,806,349	2,061,595	242,591		255,246	2,048,940	2,304,186	938,106	2003	4/20/2016
Troy	OH	—	(4)	150,666	2,596,010	2,746,676	206,114		150,666	2,802,124	2,952,790	1,003,595	2003	4/20/2016

				Initial Cost to Company					Gross Carrying Amount at December 31, 2023
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Greenville	OH	—	(4)	82,598	1,909,466	1,992,064	214,748		82,598	2,124,214	2,206,812	672,123	2003	4/20/2016
Washington Court House	OH	—	(4)	255,456	1,882,203	2,137,659	202,110		255,456	2,084,313	2,339,769	673,119	2003	4/20/2016
Richmond	IN	—	(4)	223,159	2,944,379	3,167,538	229,866		223,159	3,174,245	3,397,404	1,054,832	2003	4/20/2016
Connersville	IN	—	(4)	155,533	1,652,290	1,807,823	157,593		155,533	1,809,883	1,965,416	594,365	2003	4/20/2016
Port St. Lucie I	FL	—	(4)	2,589,781	6,339,578	8,929,359	317,750		2,589,781	6,657,328	9,247,109	1,838,345	1999	4/29/2016
Sacramento	CA	—	(4)	1,205,209	6,616,767	7,821,976	364,488		991,287	7,195,177	8,186,464	1,803,889	2006	5/9/2016
Oakland	CA	—	(4)	5,711,189	6,902,446	12,613,635	385,699		5,711,189	7,288,145	12,999,334	1,846,755	1979	5/18/2016
Concord	CA	—	(4)	19,090,003	17,202,868	36,292,871	1,216,315		19,090,003	18,419,183	37,509,186	4,733,552	1988/1998	5/18/2016
Pompano Beach	FL	8,342,710		3,947,715	16,656,002	20,603,717	381,234		3,947,715	17,037,236	20,984,951	3,909,595	1979	6/1/2016
Lake Worth	FL	10,075,901		12,108,208	10,804,173	22,912,381	(304,434)		12,108,208	10,499,739	22,607,947	3,451,312	1998/2003	6/1/2016
Jupiter	FL	11,290,419		16,029,881	10,556,833	26,586,714	421,436		16,029,881	10,978,269	27,008,150	2,928,339	1992/2012	6/1/2016
Royal Palm Beach	FL	9,472,082		11,425,394	13,275,322	24,700,716	397,447		11,425,394	13,672,769	25,098,163	4,067,177	2001/2003	6/1/2016
Port St. Lucie II	FL	6,897,272		5,130,621	8,410,474	13,541,095	460,939		5,130,621	8,871,413	14,002,034	2,526,569	2002	6/1/2016
Wellington	FL	—	(4)	10,233,511	11,662,801	21,896,312	369,080		10,233,511	12,031,881	22,265,392	2,972,352	2005	6/1/2016
Doral	FL	—	(4)	11,335,658	11,485,045	22,820,703	456,278		11,335,658	11,941,323	23,276,981	3,018,459	1998	6/1/2016
Plantation	FL	15,267,178		12,989,079	19,224,919	32,213,998	863,346		12,989,079	20,088,265	33,077,344	4,962,866	2002/2012	6/1/2016
Naples	FL	—	(4)	11,789,085	12,771,305	24,560,390	403,545		11,789,085	13,174,850	24,963,935	3,219,678	2002	6/1/2016
Delray	FL	11,569,885		17,096,692	12,983,627	30,080,319	393,248		17,096,692	13,376,875	30,473,567	3,391,554	2003	6/1/2016
Baltimore	MD	—	(4)	3,897,872	22,427,843	26,325,715	766,965		3,897,872	23,194,808	27,092,680	5,999,593	1990/2014	6/1/2016
Sonoma	CA	6,795,065		3,468,153	3,679,939	7,148,092	226,397		3,468,153	3,906,336	7,374,489	1,076,857	1984	6/14/2016
Las Vegas I	NV	11,158,848		2,391,220	11,117,892	13,509,112	327,197		2,391,220	11,445,089	13,836,309	2,651,647	2002	7/28/2016
Las Vegas II	NV	11,207,605		3,840,088	9,916,937	13,757,025	367,608		3,840,088	10,284,545	14,124,633	2,577,231	2000	9/23/2016
Las Vegas III	NV	8,474,386		2,565,579	6,338,944	8,904,523	462,220		2,565,579	6,801,164	9,366,743	1,762,564	1989	9/27/2016
Asheville I	NC	—	(4)	3,619,676	11,173,603	14,793,279	534,290		3,619,676	11,707,893	15,327,569	3,017,521	1988/2005/2015	12/30/2016
Asheville II	NC	—	(4)	1,764,969	3,107,311	4,872,280	280,642		1,764,969	3,387,953	5,152,922	925,111	1984	12/30/2016
Hendersonville I	NC	—	(4)	1,081,547	3,441,204	4,522,751	275,422		1,081,547	3,716,626	4,798,173	958,428	1982	12/30/2016
Asheville III	NC	—	(4)	5,096,833	4,620,013	9,716,846	298,426		5,096,833	4,918,439	10,015,272	1,404,918	1991/2002	12/30/2016
Arden	NC	—	(4)	1,790,118	10,265,741	12,055,859	559,549		1,790,118	10,825,290	12,615,408	2,498,962	1973	12/30/2016
Asheville IV	NC	—	(4)	4,558,139	4,455,118	9,013,257	308,653		4,558,139	4,763,771	9,321,910	1,376,190	1985/1986/2005	12/30/2016
Asheville V	NC	—	(4)	2,414,680	7,826,417	10,241,097	436,177		2,414,680	8,262,594	10,677,274	2,122,396	1978/2009/2014	12/30/2016
Asheville VI	NC	—	(4)	1,306,240	5,121,332	6,427,572	288,489		1,306,240	5,409,821	6,716,061	1,305,740	2004	12/30/2016
Asheville VIII	NC	—	(4)	1,764,965	6,162,855	7,927,820	361,209		1,764,965	6,524,064	8,289,029	1,717,579	1968/2002	12/30/2016
Hendersonville II	NC	—	(4)	2,597,584	5,037,350	7,634,934	357,417		2,597,584	5,394,767	7,992,351	1,635,125	1989/2003	12/30/2016
Asheville VII	NC	—	(4)	782,457	2,139,791	2,922,248	98,749		782,457	2,238,540	3,020,997	618,789	1999	12/30/2016
Sweeten Creek Land	NC	—		348,480	—	348,480	—		348,480	—	348,480	—	N/A	12/30/2016
Highland Center Land	NC	—		50,000	—	50,000	—		50,000	—	50,000	—	N/A	12/30/2016
Aurora II	CO	—	(4)	1,584,664	8,196,091	9,780,755	161,797		1,584,664	8,357,888	9,942,552	2,294,021	2012	1/11/2017
Dufferin(2)	ONT	—	(4)	6,258,511	16,287,332	22,545,843	2,236,451	(3)	6,688,797	18,093,497	24,782,294	4,071,360	2015	2/1/2017
Mavis(2)	ONT	14,237,413		4,657,233	14,493,508	19,150,741	1,726,591	(3)	4,977,427	15,899,905	20,877,332	3,510,756	2013	2/1/2017
Brewster(2)	ONT	10,484,016		4,136,329	9,527,410	13,663,739	1,162,816	(3)	4,420,711	10,405,844	14,826,555	2,365,007	2013	2/1/2017
Granite(2)	ONT	9,603,748		3,126,446	8,701,429	11,827,875	1,016,132	(3)	3,341,396	9,502,611	12,844,007	2,046,831	1998/2016	2/1/2017
Centennial(2)	ONT	8,172,086		1,714,644	11,428,538	13,143,182	997,911	(3)	1,832,529	12,308,564	14,141,093	2,588,000	2016/2017	2/1/2017
Ft. Pierce	FL	8,764,926		1,152,931	12,398,306	13,551,237	523,244		1,152,931	12,921,550	14,074,481	1,985,036	2008	1/24/2019
Russell Blvd, Las Vegas II	NV	—	(4)	3,433,634	15,449,497	18,883,131	821,275		3,510,075	16,194,331	19,704,406	3,110,405	1996	1/24/2019
Jones Blvd, Las Vegas I	NV	—	(4)	1,975,283	12,565,410	14,540,693	192,404		1,975,283	12,757,814	14,733,097	1,975,267	1999	1/24/2019
Airport Rd, Colorado Springs	CO	—	(4)	870,373	7,877,813	8,748,186	365,598		870,373	8,243,411	9,113,784	1,376,544	1983	1/24/2019
Riverside	CA	—	(4)	1,259,685	6,995,794	8,255,479	469,540		1,259,685	7,465,334	8,725,019	1,309,361	1980	1/24/2019
Stockton	CA	—	(4)	783,938	7,706,492	8,490,430	223,340		783,938	7,929,832	8,713,770	1,350,085	1984	1/24/2019

				Initial Cost to Company					Gross Carrying Amount at December 31, 2023
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Azusa	CA	—	(4)	4,384,861	9,153,677	13,538,538	246,750		4,384,861	9,400,427	13,785,288	1,517,193	1986	1/24/2019
Romeoville	IL	—	(4)	964,701	5,755,146	6,719,847	377,480		964,701	6,132,626	7,097,327	1,114,367	1986	1/24/2019
Elgin	IL	—	(4)	1,162,197	2,895,052	4,057,249	192,690		1,162,197	3,087,742	4,249,939	705,872	1986	1/24/2019
San Antonio I	TX	—	(4)	1,602,740	9,196,093	10,798,833	218,000		1,602,740	9,414,093	11,016,833	1,544,570	1998	1/24/2019
Kingwood	TX	—	(4)	1,016,291	9,358,519	10,374,810	243,943		1,016,291	9,602,462	10,618,753	1,644,091	2001	1/24/2019
Aurora III	CO	—	(4)	1,678,141	5,958,219	7,636,360	138,151		1,678,141	6,096,370	7,774,511	1,316,073	2015	1/24/2019
Stoney Creek I (2)	ONT	—	(4)	2,363,127	8,154,202	10,517,329	194,152	(3)	2,379,849	8,331,632	10,711,481	1,399,339	N/A	1/24/2019
Torbarrie (2)	ONT	8,496,435		2,714,051	5,262,813	7,976,864	8,308,116	(3)	2,733,256	13,551,724	16,284,980	1,954,222	1980	1/24/2019
Baseline	AZ	—	(4)	1,307,289	11,385,380	12,692,669	230,483		1,307,289	11,615,863	12,923,152	1,962,138	2016	1/24/2019
3173 Sweeten Creek Rd, Asheville	NC	—	(4)	1,036,164	8,764,558	9,800,722	1,234,645		1,036,164	9,999,203	11,035,367	1,543,948	1982	1/24/2019
Elk Grove	IL	—	(4)	2,384,166	6,000,071	8,384,237	1,195,950		2,384,166	7,196,021	9,580,187	1,120,919	2016	1/24/2019
Garden Grove	CA	—	(4)	8,076,202	13,152,494	21,228,696	309,129		8,076,202	13,461,623	21,537,825	2,207,622	2017	1/24/2019
Deaverview Rd, Asheville	NC	—	(4)	1,449,001	4,412,039	5,861,040	319,805		1,449,001	4,731,844	6,180,845	886,708	1992	1/24/2019
Highland Center Blvd, Asheville	NC	—	(4)	1,763,875	4,823,116	6,586,991	313,330		1,763,875	5,136,446	6,900,321	924,648	1994	1/24/2019
Sarasota	FL	—	(4)	1,084,165	7,359,913	8,444,078	335,912		1,084,165	7,695,825	8,779,990	1,186,020	2017	1/24/2019
Mount Pleasant	SC	—	(4)	1,054,553	5,678,794	6,733,347	142,561		1,054,553	5,821,355	6,875,908	913,120	2016	1/24/2019
Nantucket	MA	20,207,278		5,854,837	33,210,517	39,065,354	237,500		5,854,837	33,448,017	39,302,854	5,031,330	2002	1/24/2019
Pembroke Pines	FL	—	(4)	3,146,970	14,296,167	17,443,137	134,235		3,146,970	14,430,402	17,577,372	2,301,962	2018	1/24/2019
Riverview	FL	—	(4)	1,593,082	7,102,271	8,695,353	3,364,687		2,405,974	9,654,066	12,060,040	1,454,178	2018	1/24/2019
Eastlake	CA	—	(4)	2,120,104	15,417,746	17,537,850	174,364		2,120,104	15,592,110	17,712,214	2,292,218	2018	1/24/2019
McKinney	TX	—	(4)	2,177,186	9,320,876	11,498,062	267,854		2,101,521	9,664,395	11,765,916	1,509,276	2016	1/24/2019
Hualapai Way, Las Vegas	NV	—	(4)	742,839	9,018,717	9,761,556	107,430		742,839	9,126,147	9,868,986	1,428,655	2018	1/24/2019
Gilbert	AZ	—	(4)	1,379,687	9,021,255	10,400,942	382,006		1,037,750	9,745,198	10,782,948	1,430,440	2019	7/11/2019
Industrial, Jensen Beach	FL	4,009,000		893,648	6,969,348	7,862,996	42,310		893,648	7,011,658	7,905,306	649,898	1979	3/17/2021
Emmett F Lowry Expy, Texas City	TX	5,112,000		940,119	8,643,066	9,583,185	235,006		940,119	8,878,072	9,818,191	805,789	2010	3/17/2021
Van Buren Blvd, Riverside II	CA	3,510,000		2,308,151	7,393,117	9,701,268	225,661		2,308,151	7,618,778	9,926,929	665,377	1984	3/17/2021
Las Vegas Blvd, Las Vegas	NV	5,413,000		922,569	11,035,721	11,958,290	71,220		922,569	11,106,941	12,029,510	928,001	1996	3/17/2021
Goodlette Rd, Naples	FL	—	(4)	2,467,683	18,647,151	21,114,834	213,931		2,467,683	18,861,082	21,328,765	1,613,887	2001	3/17/2021
Centennial Pkwy, LV II	NV	7,118,000		1,397,045	15,193,510	16,590,555	63,025		1,397,045	15,256,535	16,653,580	1,319,115	2006	3/17/2021
Texas Ave, College Station	TX	—	(4)	3,530,460	5,583,528	9,113,988	174,560		3,530,460	5,758,088	9,288,548	576,640	2004	3/17/2021
Meridian Ave, Puyallup	WA	6,616,000		5,747,712	9,884,313	15,632,025	243,691		5,747,712	10,128,004	15,875,716	1,025,366	1990	3/17/2021
Westheimer Pkwy, Katy	TX	—	(4)	1,212,751	6,423,972	7,636,723	39,686		1,212,751	6,463,658	7,676,409	568,424	2003	3/17/2021
FM 1488, The Woodlands II	TX	—	(4)	1,945,532	8,905,822	10,851,354	113,482		1,945,532	9,019,304	10,964,836	830,818	2007	3/17/2021
Hwy 290, Cypress	TX	—	(4)	2,832,498	5,259,689	8,092,187	116,333		2,832,498	5,376,022	8,208,520	533,702	2002	3/17/2021
Lake Houston Pkwy, Humble	TX	—	(4)	2,475,909	6,539,367	9,015,276	111,163		2,475,909	6,650,530	9,126,439	706,694	2004	3/17/2021
Gosling Rd, The Woodlands	TX	—	(4)	1,248,558	7,314,476	8,563,034	107,869		1,248,558	7,422,345	8,670,903	679,492	2002	3/17/2021
Queenston Blvd, Houston	TX	—	(4)	778,007	5,241,798	6,019,805	331,331		778,007	5,573,129	6,351,136	519,167	2007	3/17/2021
Jim Johnson Rd, Plant City	FL	8,722,000		1,176,605	20,045,758	21,222,363	64,731		1,176,605	20,110,489	21,287,094	2,104,743	2004	3/17/2021

				Initial Cost to Company				Gross Carrying Amount at December 31, 2023
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition	Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Frelinghuysen Ave, Newark	NJ	—	(4)	10,700,968	24,754,531	35,455,499	1,987,651	10,700,968	26,742,182	37,443,150	2,454,691	1931	3/17/2021
Redmond Fall City Rd, Redmond	WA	—	(4)	3,874,807	7,061,417	10,936,224	110,974	3,874,807	7,172,391	11,047,198	704,459	1997	3/17/2021
Greenway Rd, Surprise	AZ	—	(4)	1,340,075	7,587,601	8,927,676	87,373	1,340,075	7,674,974	9,015,049	697,254	2019	3/17/2021
Marshall Farms Rd, Ocoee	FL	—	(4)	1,253,081	10,931,368	12,184,449	19,021	1,253,081	10,950,389	12,203,470	927,525	2019	3/17/2021
Ardrey Kell Rd, Charlotte	NC	—	(4)	1,316,193	15,140,130	16,456,323	—	1,316,193	15,140,130	16,456,323	1,278,753	2018	3/17/2021
University City, Charlotte II	NC	—	(4)	1,134,981	11,301,614	12,436,595	18,130	1,134,981	11,319,744	12,454,725	978,787	2017	3/17/2021
Hydraulic Rd, Charlottesville	VA	—	(4)	1,846,479	16,268,290	18,114,769	186,725	1,846,479	16,455,015	18,301,494	1,350,824	2017	3/17/2021
Metcalf St, Escondido	CA	—	(4)	1,018,965	18,019,171	19,038,136	164,355	1,018,965	18,183,526	19,202,491	1,483,164	2019	3/17/2021
Tamiami Trail, Punta Gorda	FL	—	(4)	2,034,608	15,764,762	17,799,370	261,577	2,034,608	16,026,339	18,060,947	1,370,789	1992	3/17/2021
Iroquois Shore Rd, Oakville III (2)	ONT	—		1,423,150	18,637,895	20,061,045	(1,029,215)	1,343,845	17,687,985	19,031,830	1,402,748	2020	4/16/2021
Van Buren Blvd, Riverside III	CA	—	(4)	3,705,043	6,511,602	10,216,645	262,920	3,705,043	6,774,522	10,479,565	685,523	1996	5/27/2021
Alameda Pkwy, Lakewood	CO	—	(4)	2,134,320	14,750,963	16,885,283	447,013	2,134,320	15,197,976	17,332,296	1,066,593	1998	10/19/2021
Algonquin Rd, Algonquin	IL	—	(4)	717,325	17,439,376	18,156,701	307,339	717,325	17,746,715	18,464,040	1,112,447	1987	2/8/2022
Pell Cir, Sacramento	CA	—	(4)	1,796,664	22,828,895	24,625,559	286,190	1,796,664	23,115,085	24,911,749	1,260,702	1981	5/10/2022
St. Johns Commons Rd, St. Johns	FL	—	(4)	1,099,464	14,432,172	15,531,636	178,448	1,099,464	14,610,620	15,710,084	714,199	2017	5/17/2022
Mills Station Rd, Sacramento	CA	—	(4)	2,685,588	13,075,090	15,760,678	46,954	2,685,588	13,122,044	15,807,632	707,309	1979	6/1/2022
Happy Valley Rd, Phoenix	AZ	—	(4)	542,935	9,132,940	9,675,875	18,642	542,935	9,151,582	9,694,517	458,208	1941	6/1/2022
West Rd, Houston	TX	—	(4)	1,310,537	16,908,880	18,219,417	14,609	1,310,537	16,923,489	18,234,026	821,762	2018	6/1/2022
Capitol Dr, Milwaukee	WI	—	(4)	1,065,590	11,782,373	12,847,963	233,977	1,065,590	12,016,350	13,081,940	600,527	1996	6/1/2022
Bothell Everett, Mill Creek	WA	—	(4)	4,814,088	28,674,527	33,488,615	369,519	4,814,088	29,044,046	33,858,134	1,620,485	2003	6/1/2022
12th Ave, Homestead	FL	—	(4)	1,607,054	32,909,667	34,516,721	56,070	1,607,054	32,965,737	34,572,791	1,545,445	2019	6/1/2022
16900 State Rd, Lutz	FL	—	(4)	2,674,729	26,985,047	29,659,776	10,061	2,674,729	26,995,108	29,669,837	1,281,524	2019	6/1/2022
34th St, St. Petersburg	FL	—	(4)	1,896,569	23,290,141	25,186,710	5,409	1,896,569	23,295,550	25,192,119	1,150,559	2020	6/1/2022
Durango, Las Vegas	NV	—	(4)	2,355,229	26,030,925	28,386,154	168,696	2,355,229	26,199,621	28,554,850	1,214,472	2019	6/1/2022
93rd Ave SW, Olympia	WA	—	(4)	2,159,298	18,458,512	20,617,810	94,654	2,159,298	18,553,166	20,712,464	966,484	2006	6/1/2022
Aurora IV	CO	—	(4)	1,222,564	10,445,390	11,667,954	180,285	1,222,564	10,625,675	11,848,239	518,609	2018	6/28/2022
San Gabriel	CA	—		9,448,745	14,265,295	23,714,040	87,706	9,448,745	14,353,001	23,801,746	93,026	2023	7/13/2023
Corporate Office	CA	3,832,774		975,000	5,525,000	6,500,000	790,771	975,000	6,315,771	7,290,771	789,282	2018	1/24/2019

		$373,098,743		$428,812,794	$1,417,142,017	$1,845,954,811	$78,791,561	$430,868,563	$1,493,877,809	$1,924,746,372	$255,844,284

(1)	The aggregate cost of real estate for United States federal income tax purposes is approximately $1,921,347,528
(2)	This property is located in Ontario, Canada.
(3)	The change in cost at these self storage facilities are the net of the impact of foreign exchange rate changes and any actual additions.
(4)
The equity interest in these wholly-owned subsidiaries that directly own these unencumbered real estate assets comprise the borrowing base of the Credit Facility and the 2032 Private Placement Notes, and such equity interests were pledged as of December 31, 2023 for the benefit of the lenders thereunder.

Activity in real estate facilities during 2023, 2022, and 2021 was as follow
s:

	2023	2022	2021
Real estate facilities
Balance at beginning of year	$1,887,205,645	$1,593,623,628	$1,210,102,582
Facility acquisitions	23,696,536	298,341,568	371,507,610
Impact of foreign exchange rate changes and other	4,342,673	(12,984,154)	(138,457)
Improvements and additions	9,501,518	8,224,603	12,151,893
Other facility acquisitions	—	—	15,689,143
Disposition due to deconsolidation	—	—	(15,689,143)

Balance at end of year	$1,924,746,372	$1,887,205,645	$1,593,623,628

Accumulated depreciation
Balance at beginning of year	$(202,682,688)	$(155,926,875)	$(115,903,045)
Asset disposals	—	—	—
Depreciation expense	(52,619,881)	(48,400,073)	(40,158,233)
Disposition due to deconsolidation	—	—	62,466
Impact of foreign exchange rate changes and other	(541,715)	1,644,260	71,937

Balance at end of year	$(255,844,284)	$(202,682,688)	$(155,926,875)

Construction in process
Balance at beginning of year	$4,490,926	$1,799,004	$1,761,303
Net additions and assets placed into service	1,486,020	2,691,922	37,701

Balance at end of year	$5,976,946	$4,490,926	$1,799,004

Real estate facilities, net	$1,674,879,034	$1,689,013,883	$1,439,495,757